Deferred Revenue - Schedule of Deferred Revenue (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Deferred Revenue [Abstract]
Payments received from our clients in advance of performance obligations	$ 248,797		$ 296,304
Beginning balance	296,304	$ 38,086	270,239
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(292,795)	(37,635)	(266,740)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	245,288	31,528	292,805
Ending balance	$ 248,797	$ 31,979	$ 296,304